Condensed Consolidated Balance Sheets (Parenthetical)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Stockholders' equity:
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	0.001	0.001	0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	23,503,926	18,930,678	18,929,333
Common stock, shares outstanding	23,503,926	18,930,678	18,929,333